SCHEDULE OF CONCENTRATIONS RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Revenues	$ 4,169,931	$ 4,135,059
Customer A [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 357,853
Customer assets percentage	28.00%
Customer A [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 118,605	$ 136,474
Customer assets percentage	53.00%	63.00%
Customer A [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 2,023,154
Customer assets percentage	49.00%
Customer A [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 641,109
Customer assets percentage	58.00%
Customer A [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 513,533	$ 315,760
Customer assets percentage	16.00%	10.00%
Customer B [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 240,559	$ 240,616
Customer assets percentage	19.00%	23.00%
Customer B [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 87,421	$ 62,104
Customer assets percentage	39.00%	28.00%
Customer B [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 636,467
Customer assets percentage	15.00%
Customer B [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 158,047	$ 170,960
Customer assets percentage	14.00%	25.00%
Customer B [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 383,152
Customer assets percentage	12.00%
Customer C [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 207,659	$ 341,394
Customer assets percentage	16.00%	32.00%
Customer C [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 9,787	$ 17,003
Customer assets percentage	4.00%	8.00%
Customer C [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 490,940	$ 1,313,900
Customer assets percentage	12.00%	32.00%
Customer C [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 135,430	$ 308,154
Customer assets percentage	12.00%	45.00%
Customer C [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 255,586
Customer assets percentage	8.00%
Customer D [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 205,616	$ 374,588
Customer assets percentage	16.00%	36.00%
Customer D [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 5,845
Customer assets percentage	3.00%
Customer D [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 356,516	$ 1,367,752
Customer assets percentage	9.00%	33.00%
Customer D [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 52,571
Customer assets percentage	5.00%
Customer D [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 252,014
Customer assets percentage	8.00%
Customer E [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 128,997	$ 95,783
Customer assets percentage	10.00%	9.00%
Customer E [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 2,237
Customer assets percentage	1.00%
Customer E [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 155,649
Customer assets percentage	4.00%
Customer E [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 35,319
Customer assets percentage	3.00%
Customer E [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 222,456
Customer assets percentage	7.00%
Customer F [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues		$ 2,557
Customer assets percentage		1.00%
Customer F [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 476,884
Customer assets percentage		12.00%
Customer F [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues		$ 93,102
Customer assets percentage		14.00%
Customer F [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 361,030
Customer assets percentage		11.00%
Customer G [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 264,558
Customer assets percentage		6.00%
Customer G [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues		$ 53,481
Customer assets percentage		8.00%
Customer G [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 293,494
Customer assets percentage		9.00%
Customer H [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 201,190
Customer assets percentage		5.00%
Customer H [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues		$ 43,159
Customer assets percentage		6.00%
Customer H [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 234,358
Customer assets percentage		7.00%
Customer I [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 214,423
Customer assets percentage		7.00%